Business Combination and Other Transaction (Details) - Schedule of fair value consideration transferred $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Nanox AI Ltd [Member]
Business Combination and Other Transaction (Details) - Schedule of fair value consideration transferred [Line Items]
Cash payments
Issuance of ordinary shares	88,510
Contingent short term earnout liability	38,129
Contingent long term earnout liability	2,660
Total consideration	129,299
USARAD Holding Inc. [Member]
Business Combination and Other Transaction (Details) - Schedule of fair value consideration transferred [Line Items]
Cash payments	7,147
Issuance of ordinary shares	11,500
Contingent consideration at estimated fair value	6,405
Total consideration	$ 25,052